Finance Costs (Details) - Schedule of Finance Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income
Loan Interest Received	$ 1,154	$ 32
Total finance income	1,154	32
Finance Expense
Finance charge accrued on convertible loan notes			163
Interest expense on lease liabilities	10	7	13
Fair Value loss on Investment	402	869
Total finance Expense	412	876	176
Net finance income/ (expense) recognized in Consolidated statements of operations and comprehensive loss	$ 742	$ (844)	$ (176)